Debt - Summary of bond issuances (Details) $ in Thousands		12 Months Ended
	May 25, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 11, 2022 USD ($)	Dec. 31, 2020 USD ($)	Aug. 19, 2014 USD ($)
Debt issued
Total assets		$ 4,288,359	$ 3,741,504		$ 3,267,585
Principal amount		$ 1,252,270	$ 1,022,557		$ 667,814
6.500% Bonds due 2022
Debt issued
Interest rate			6.50%		6.50%
6.500% Bonds due 2022 | Burford Capital Plc
Debt issued
Principal amount						$ 143,176
Interest rate	6.50%		6.50%		6.50%
Redemption price	101.05%
Debt Instrument Principal Amount Denomination For Redemption | £	£ 100
6.875% Senior Notes due 2030
Debt issued
Interest rate		6.875%
6.875% Senior Notes due 2030 | Burford Capital Global Finance Plc
Debt issued
Principal amount				$ 360,000
Interest rate		6.875%		6.875%
2028 Notes and the 2030 Notes | Restricted Subsidiaries
Debt issued
Total assets		$ 3,600,000
Third-party indebtedness		1,300,000
Revenues		245,400
2028 Notes and the 2030 Notes | Unrestricted Subsidiaries
Debt issued
Total assets		718,200
Third-party indebtedness		0
Notes 2028 | Restricted Subsidiaries
Debt issued
Total assets			$ 3,200,000
Third-party indebtedness			1,000,000
Revenues			173,400
Notes 2028 | Unrestricted Subsidiaries
Debt issued
Total assets			506,400
Third-party indebtedness			0
Revenues		$ 73,800	$ 43,900